PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Statements of Comprehensive Income(Loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	¥ 455,042	$ 65,540	¥ 616,485	¥ 606,883
Cost of revenues	(286,543)	(41,271)	(353,336)	(274,562)
General and administrative expenses	(205,908)	(29,657)	(132,952)	(53,576)
Selling expenses	(70,093)	(10,095)	(112,815)	(95,096)
Operating income (loss)	(168,626)	(24,287)	(5,743)	183,649
Interest income	27,982	4,030	22,447	21,208
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the year ended December 31, 2015)	(89,327)	(12,866)	(53,214)	(53,470)
Changes in fair value of derivative	713	103	33,731	2,605
Loss on debt extinguishment			(36,648)
Foreign exchange gain	13,472	1,940	10,348	9,585
Net income (loss) attributable to Concord Medical Services Holdings Limited	(261,867)	(37,717)	(78,304)	124,709
Other comprehensive loss, net of tax of nil foreign currency translation adjustments	(41,394)	(5,962)	(27,923)	(3,368)
Total other comprehensive loss	(306,478)	(44,142)	(107,202)	116,904
Comprehensive income (loss) attributable to Concord Medical Services Holdings Limited	(299,738)	(43,171)	(106,227)	121,341
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
General and administrative expenses	(22,843)	(3,290)	(21,623)	(7,892)
Selling expenses	(825)	(119)	(797)	(754)
Operating income (loss)	(23,668)	(3,409)	(22,420)	(8,646)
Equity in profit or loss of subsidiaries	(219,201)	(31,572)	(40,120)	146,488
Interest income	0	0	1,043	570
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the year ended December 31, 2015)	(19,326)	(2,783)	(20,619)	(17,899)
Changes in fair value of derivative	713	103	34,455	2,605
Loss on debt extinguishment	0	0	(36,648)
Foreign exchange gain	3,138	452	6,006	1,591
Net income (loss) attributable to Concord Medical Services Holdings Limited	(258,344)	(37,209)	(78,303)	124,709
Other comprehensive loss, net of tax of nil foreign currency translation adjustments	(41,394)	(5,962)	(27,923)	(3,368)
Total other comprehensive loss	(41,394)	(5,962)	(27,923)	(3,368)
Comprehensive income (loss) attributable to Concord Medical Services Holdings Limited	¥ (299,738)	$ (43,171)	¥ (106,226)	¥ 121,341